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PATRICIA A. ROBINSON*

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DAVID M. ADLERSTEIN AMANDA K. ALLEXON LOUIS J. BARASH FRANCO CASTELLI DIANNA CHEN ANDREW J.H. CHEUNG PAMELA EHRENKRANZ UMUT ERGUN KATHRYN GETTLES-ATWA ADAM M. GOGOLAK	PAULA N. GORDON NANCY B. GREENBAUM MARK A. KOENIG LAUREN M. KOFKE J. AUSTIN LYONS ALICIA C. McCARTHY AMANDA N. PERSAUD S. CHRISTOPHER SZCZERBAN JEFFREY A. WATIKER
Direct Dial: (212) 403-1117 Direct Fax: (212) 403-2117 E-Mail: RCChen@wlrk.com

August 11, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re: Registration Statement on Form 10 for Varex Imaging Corporation

Ladies and Gentlemen:

On behalf of our client, Varex Imaging Corporation (“Varex”), a Delaware corporation and a wholly owned subsidiary of Varian Medical Systems, Inc. (“Varian”), we are submitting for filing with the U.S. Securities and Exchange Commission a registration statement on Form 10 for the registration of Varex’s common stock under Section 12(b) of the U.S. Securities Exchange Act of 1934, as amended, in connection with Varian’s planned distribution of Varex common stock to Varian’s stockholders.

If you have any questions regarding this filing, please contact the undersigned at (212) 403-1117 or RCChen@wlrk.com.

Very truly yours,

/s/ Ronald C. Chen

Ronald C. Chen

U.S. Securities and Exchange Commission

August 11, 2016

cc:	John W. Kuo, Senior Vice President, General Counsel and Corporate Secretary, Varian Medical Systems, Inc.
Kimberley E. Honeysett, Vice President and Associate General Counsel, Chief Counsel, Corporate Services, Varian Medical Systems, Inc.
David C. Karp, Wachtell, Lipton, Rosen & Katz